CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 105,049	$ 341,779
Short-term investments	27,156,977	0
Prepaid expenses and other current assets	1,501,651	1,501,651
Current assets from discontinued operations - disposal	0	1,008,281
Total current assets	28,763,677	2,851,711
Intangible assets, net	1,298,333	1,488,333
Goodwill	3,376,186	3,376,186
Non-current assets from discontinued operations - disposal	0	12,596
Total non-current assets	4,674,519	4,877,115
TOTAL ASSETS	33,438,196	7,728,826
Current liabilities
Other payables and accrued liabilities	2,454,691	2,446,075
Due to the related parties	835,046	0
Current liabilities from discontinued operations - disposal	0	114,306
Total current liabilities	3,289,737	2,560,381
Other non-current liabilities	158,347	0
Total non-current liability	158,347	0
TOTAL LIABILITIES	3,448,084	2,560,381
SHAREHOLDERS' EQUITY
Preferred shares, $0.01 par value,500,000 shares authorized, 0 shares issued and outstanding	0
Additional paid-in capital	91,318,726	64,918,726
Accumulated deficit	(64,135,066)	(61,957,019)
Accumulated other comprehensive income	2,133,152	2,545,619
Total Paranovus Entertainment Technology Ltd.'s shareholders' equity	29,990,112	5,580,626
Non-controlling interests	0	(412,181)
Total shareholders' equity	29,990,112	5,168,445
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	33,438,196	7,728,826
Class A Ordinary Stock Member
SHAREHOLDERS' EQUITY
Common Stock Value	667,177	67,177
Class B Ordinary Stock Member
SHAREHOLDERS' EQUITY
Common Stock Value	$ 6,123	$ 6,123